Intangible Assets - Intangible Assets (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)		Jan. 01, 2022 KRW (₩)	[1]
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		₩ 1,950,858		₩ 1,858,470	[1]	₩ 1,786,812
Changes in intangible assets other than goodwill [abstract]
Beginning	[1]	1,858,470
Amortization	[2],[3]	(96,674)
Ending		1,950,858	$ 1,511,157	1,858,470	[1]
Insurance expenses and other operating expenses and others in the statements of comprehensive income		44,286		26,692
Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		4,491,211		4,045,547
Changes in intangible assets other than goodwill [abstract]
Beginning		4,045,547
Ending		4,491,211		4,045,547
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(2,456,769)		(2,096,463)
Changes in intangible assets other than goodwill [abstract]
Beginning		(2,096,463)
Ending		(2,456,769)		(2,096,463)
Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(108,430)		(103,283)
Changes in intangible assets other than goodwill [abstract]
Beginning		(103,283)
Ending		(108,430)		(103,283)
Others
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		24,846		12,669
Changes in intangible assets other than goodwill [abstract]
Beginning		12,669
Ending		24,846		12,669
Industrial property rights
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		1,086		1,111
Changes in intangible assets other than goodwill [abstract]
Beginning		1,111		1,103
Acquisition&Transfer		243		254
Disposal		0		0
Amortization	[3]	(268)		(246)
Business combination		0
Others		0		0
Ending		1,086		1,111
Industrial property rights | Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		4,541		4,740
Changes in intangible assets other than goodwill [abstract]
Beginning		4,740
Ending		4,541		4,740
Industrial property rights | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(2,740)		(2,913)
Changes in intangible assets other than goodwill [abstract]
Beginning		(2,913)
Ending		(2,740)		(2,913)
Industrial property rights | Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(715)		(716)
Changes in intangible assets other than goodwill [abstract]
Beginning		(716)
Ending		(715)		(716)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		866,974		845,155
Changes in intangible assets other than goodwill [abstract]
Beginning		845,155
Ending		866,974		845,155
Reconciliation Of Changes In Accumulated Impairment Losses Of Intangible Assets Intangible Assets And Goodwill [Abstract]
Beginning (Accumulated impairment losses of Intangible assets and goodwill)		(70,517)		(70,517)
Changes In Accumulated Impairment Intangible Assets And Goodwill [Abstract]
Impairment		(6,268)		0
Other		0		0
Ending (Accumulated impairment losses of Intangible assets and goodwill)		(76,785)		(70,517)
Goodwill | Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		918,913		903,003
Changes in intangible assets other than goodwill [abstract]
Beginning		903,003
Ending		918,913		903,003
Goodwill | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		0		0
Changes in intangible assets other than goodwill [abstract]
Beginning		0
Ending		0		0
Goodwill | Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(76,785)		(70,517)
Changes in intangible assets other than goodwill [abstract]
Beginning		(70,517)
Ending		(76,785)		(70,517)
Goodwill | Others
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		24,846		12,669
Changes in intangible assets other than goodwill [abstract]
Beginning		12,669
Ending		24,846		12,669
Software
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		566,354		620,248
Changes in intangible assets other than goodwill [abstract]
Beginning		620,248		578,941
Acquisition&Transfer		238,191		290,229
Disposal		0		(332)
Amortization	[3]	(291,422)		(249,050)
Business combination		23
Others		(686)		460
Ending		566,354		620,248
Software | Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		2,503,883		2,260,879
Changes in intangible assets other than goodwill [abstract]
Beginning		2,260,879
Ending		2,503,883		2,260,879
Software | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(1,936,689)		(1,640,631)
Changes in intangible assets other than goodwill [abstract]
Beginning		(1,640,631)
Ending		(1,936,689)		(1,640,631)
Software | Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(840)		0
Changes in intangible assets other than goodwill [abstract]
Beginning		0
Ending		(840)		0
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Carrying Amount	[2]	514,849		389,354
Changes in intangible assets other than goodwill [abstract]
Beginning	[2]	389,354		396,747
Acquisition&Transfer	[2]	239,749		69,596
Disposal	[2]	(7,761)		(10,192)
Amortization	[2],[3]			(62,270)
Business combination	[2],[3]	4,991
Others	[2]	(14,810)		(4,527)
Ending	[2]	514,849		389,354
Other intangible assets | Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		1,028,747		841,785
Changes in intangible assets other than goodwill [abstract]
Beginning		841,785
Ending		1,028,747		841,785
Other intangible assets | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(483,808)		(420,381)
Changes in intangible assets other than goodwill [abstract]
Beginning		(420,381)
Ending		(483,808)		(420,381)
Other intangible assets | Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(30,090)		(32,050)
Changes in intangible assets other than goodwill [abstract]
Beginning		(32,050)
Ending		(30,090)		(32,050)
Right-of-use assets
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		1,595		2,602
Changes in intangible assets other than goodwill [abstract]
Beginning		2,602		3,614
Acquisition&Transfer		0		0
Disposal		0		0
Amortization	[3]	(1,007)		(1,012)
Business combination		0
Others		0		0
Ending		1,595		2,602
Right-of-use assets | Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		35,127		35,140
Changes in intangible assets other than goodwill [abstract]
Beginning		35,140
Ending		35,127		35,140
Right-of-use assets | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(33,532)		(32,538)
Changes in intangible assets other than goodwill [abstract]
Beginning		(32,538)
Ending		(33,532)		(32,538)
Right-of-use assets | Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		0		0
Changes in intangible assets other than goodwill [abstract]
Beginning		0
Ending		0		0
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		1,083,884		1,013,315
Changes in intangible assets other than goodwill [abstract]
Beginning		1,013,315		980,405
Acquisition&Transfer		478,183		360,079
Disposal		(7,761)		(10,524)
Amortization	[3]	(389,371)		(312,578)
Business combination		5,014
Others		(15,496)		(4,067)
Ending		1,083,884		1,013,315
Reconciliation Of Changes In Accumulated Impairment Losses Of Intangible Assets Intangible Assets And Goodwill [Abstract]
Beginning (Accumulated impairment losses of Intangible assets and goodwill)		(32,766)		(34,887)
Changes In Accumulated Impairment Intangible Assets And Goodwill [Abstract]
Impairment		(12,876)		(1,301)
Reversal		2,119		425
Disposal and others		11,878		2,997
Ending (Accumulated impairment losses of Intangible assets and goodwill)		(31,645)		(32,766)
Other intangible assets | Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		3,572,298		3,142,544
Changes in intangible assets other than goodwill [abstract]
Beginning		3,142,544
Ending		3,572,298		3,142,544
Other intangible assets | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(2,456,769)		(2,096,463)
Changes in intangible assets other than goodwill [abstract]
Beginning		(2,096,463)
Ending		(2,456,769)		(2,096,463)
Other intangible assets | Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(31,645)		(32,766)
Changes in intangible assets other than goodwill [abstract]
Beginning		(32,766)
Ending		(31,645)		(32,766)
Other intangible assets | Others
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		0		0
Changes in intangible assets other than goodwill [abstract]
Beginning		0
Ending		₩ 0		₩ 0

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.
[2]	Impairment losses for membership right with indefinite useful life among other intangible assets are recognized when its recoverable amount is lower than its carrying amount, and reversal of impairment losses are recognized when its recoverable amount is higher than its carrying amount.
[3]	Includes ￦ 26,692 million and ￦ 44,286 million recorded as insurance service expenses, other operating expenses and others for the years ended December 31, 2022 and 2023, respectively.